Financial Instruments - Disclosure of Outstanding Forward Agreements to Purchase Foreign Currency (Detail) - Forward agreements to purchase foreign currency [member] - MXN ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
0-1 years [member]
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Notional Amount	$ 6,479	$ 5,808
Fair value Liability	(80)	(65)
Fair Value Asset	28	$ 133
1-2 years [member]
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Notional Amount	1,209
Fair Value Asset	$ 1